Condensed financial information (Details) In Millions	12 Months Ended				12 Months Ended				12 Months Ended				12 Months Ended				12 Months Ended
	Dec. 31, 2010 USD ($)	Dec. 31, 2009 USD ($)	Dec. 31, 2008 USD ($)	Dec. 31, 2007 USD ($)	Dec. 31, 2010 Parent Company [Member] USD ($)	Dec. 31, 2009 Parent Company [Member] USD ($)	Dec. 31, 2008 Parent Company [Member] USD ($)	Dec. 31, 2007 Parent Company [Member] USD ($)	Dec. 31, 2010 IOMco [Member] USD ($)	Dec. 31, 2009 IOMco [Member] USD ($)	Dec. 31, 2008 IOMco [Member] USD ($)	Dec. 31, 2007 IOMco [Member] USD ($)	Dec. 31, 2010 Non Guarantor Subsidiaries [Member] USD ($)	Dec. 31, 2009 Non Guarantor Subsidiaries [Member] USD ($)	Dec. 31, 2008 Non Guarantor Subsidiaries [Member] USD ($)	Dec. 31, 2007 Non Guarantor Subsidiaries [Member] USD ($)	Dec. 31, 2010 Consolidation Eliminations [Member] USD ($)	Dec. 31, 2009 Consolidation Eliminations [Member] USD ($)	Dec. 31, 2008 Consolidation Eliminations [Member] USD ($)	Dec. 31, 2007 Consolidation Eliminations [Member] USD ($)
Sales and other income	$ 5,402	$ 3,954	$ 3,730		$ 2,348	$ 1,775	$ 1,562		$ (2)	$ (38)	$ 2		$ 3,233	$ 2,273	$ 2,260		$ (177)	$ (56)	$ (94)
Product sales	5,334	3,784	3,655		2,207	1,665	1,466		0	0	0		3,127	2,119	2,189		0	0	0
Interest, dividends and other	68	170	75		141	110	96		(2)	(38)	2		106	154	71		(177)	(56)	(94)
Costs and expenses	5,021	4,852	4,103		4,130	2,073	1,284		1,120	625	1,697		2,818	2,777	2,820		(3,047)	(623)	(1,698)
Production costs	2,656	2,229	2,159		1,091	862	796		0	0	1		1,565	1,367	1,362		0	0	0
Exploration Cost	206	150	126		14	6	5		12	14	0		180	130	123		0	0	(2)
Related Party Transactions	(15)	(18)	(10)		(15)	(18)	(10)		0	0	0		0	0	0		0	0	0
General and administrative	228	158	136		164	96	147		6	(121)	78		44	149	69		14	34	(158)
Royalties	142	84	78		38	0	0		0	0	0		104	84	78		0	0	0
Market development costs	14	10	13		7	5	7		0	0	0		7	5	6		0	0	0
Depreciation, depletion and amortization	720	615	615		352	277	253		0	0	0		368	338	362		0	0	0
Impairment of assets	91	8	670		73	4	16		0	0	0		18	4	654		0	0	0
Interest expense	151	123	72		7	4	17		69	67	39		75	52	16		0	0	0
Accretion expense	22	17	22		10	6	9		0	0	0		12	11	13		0	0	0
Employment severance costs	23	14	9		19	10	9		0	0	0		4	4	0		0	0	0
Loss Profit On Sale Of Assets Realization Of Loans Indirect Tax And Other	(3)	10	(64)		2,041	12	(31)		1,033	665	1,579		(16)	(10)	(74)		(3,061)	(657)	(1,538)
Non-hedge derivative loss and other commodity contracts	786	1,452	277		329	809	66		0	0	0		457	643	211		0	0	0
(Loss)/income before income tax provision	381	(898)	(373)		(1,782)	(298)	278		(1,122)	(663)	(1,695)		415	(504)	(560)		2,870	567	1,604
Taxation benefit/(expense)	(255)	33	(22)		(1)	112	(55)		(1)	(2)	(4)		(253)	(77)	37		0	0	0
Equity income/(loss) in associates	40	88	(149)		63	98	(141)		(23)	(10)	(8)		0	0	0		0	0	0
Equity income/(loss) in subsidiaries					1,907	(673)	(623)		373	(383)	(623)		0	0	0		(2,280)	1,056	1,246
Net income/(loss) from continuing operations	166	(777)	(544)		187	(761)	(541)		(773)	(1,058)	(2,330)		162	(581)	(523)		590	1,623	2,850
Discontinued operations	0	0	23		0	0	23		0	0	0		0	0	0		0	0	0
Income/(loss) after discontinued operations	166	(777)	(521)		187	(761)	(518)		(773)	(1,058)	(2,330)		162	(581)	(523)		590	1,623	2,850
Preferred Stock Dividends					(75)	(64)	(45)		0	0	0		(76)	(65)	(46)		151	129	91
Net income/(loss)	166	(777)	(521)		112	(825)	(563)		(773)	(1,058)	(2,330)		86	(646)	(569)		741	1,752	2,941
Less: Net income attributable to noncontrolling interests	(54)	(48)	(42)		0	0	0		0	0	0		(54)	(48)	(42)		0	0	0
Net income/(loss) - attributable to AngloGold Ashanti	112	(825)	(563)		112	(825)	(563)		(773)	(1,058)	(2,330)		32	(694)	(611)		741	1,752	2,941
ASSETS
Current Assets	1,997	2,758			1,169	1,650			2,265	2,558			3,869	3,332			(5,306)	(4,782)
Cash and cash equivalents	575	1,100	575	477	152	231	154	188	114	578	229	40	309	291	192	249	0	0	0	0
Restricted cash	10	12			1	1			0	0			9	11			0	0
Receivables And Other Current Assets	1,412	1,646			1,016	1,418			2,151	1,980			3,551	3,030			(5,306)	(4,782)
Property, plant and equipment, net	5,926	5,454			2,197	1,932			0	0			3,729	3,522			0	0
Acquired properties, net	836	831			217	205			0	0			619	626			0	0
Goodwill	180	162	132		0	0			0	0			197	425			(17)	(263)
Other intangibles, net	17	18			0	0			0	0			17	18			0	0
Derivatives	0	5				0				0				5				0
Other long-term inventory	27	26			0	0			0	0			27	26			0	0
Materials on the leach pad	331	324			0	0			0	0			331	324			0	0
Other long-term assets and deferred taxation assets	1,074	1,084			3,328	2,689			736	31			914	1,160			(3,904)	(2,796)
Total assets	10,388	10,662	9,451		6,911	6,476			3,001	2,589			9,703	9,438			(9,227)	(7,841)
LIABILITIES AND EQUITY
Current Liabilities Including Intergroup Balances	1,004	4,475			1,293	2,058			1,587	1,824			6,116	6,686			(7,992)	(6,093)
Other non-current liabilities	69	163			52	149			0	0			71	84			(54)	(70)
Long-term debt	2,602	667			39	34			1,044	0			1,519	633			0	0
Derivatives	176	176			0	0			0	0			176	176			0	0
Deferred taxation liabilities	1,200	1,171			720	668			0	0			471	492			9	11
Provision for environmental rehabilitation	530	385			176	115			0	0			354	270			0	0
Other accrued liabilities	38	33			0	0			0	0			38	33			0	0
Provision for pension and other post-retirement medical benefits	180	147	126		165	135			0	0			15	12			0	0
Commitments and contingencies					-	-			-	-			-	-			-	-
Equity	4,589	3,445	3,406	2,615	4,466	3,317			370	765			943	1,052			(1,190)	(1,689)
Stock issued	13	12			13	12			4,587	4,859			897	1,080			(5,484)	(5,939)
Additional paid in capital	8,670	7,836			8,670	7,836			363	363			219	698			(582)	(1,061)
Accumulated deficit	(3,869)	(3,914)			(3,869)	(3,914)			(4,580)	(4,457)			(4,350)	(3,397)			8,930	7,854
Accumulated Other Comprehensive Income And Reserves	(348)	(617)			(348)	(617)			0	0			4,055	2,544			(4,055)	(2,544)
Total AngloGold Ashanti stockholders' equity	4,466	3,317			4,466	3,317			370	765			821	925			(1,191)	(1,690)
Noncontrolling interests	123	128			0	0			0	0			122	127			1	1
Total liabilities and equity	$ 10,388	$ 10,662			$ 6,911	$ 6,476			$ 3,001	$ 2,589			$ 9,703	$ 9,438			$ (9,227)	$ (7,841)